RELATED PARTY TRANSACTIONS - Schedule of transactions with related parties (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Related party transactions [abstract]
Consulting fees paid to a director	$ 38,310	$ 98,583	$ 0
Amounts paid to CEO or companies controlled by CEO	13,039,739	0	4,881
Salary paid to directors and officers	1,131,201	1,113,900	245,380
Share Compensation including warrants and stock options for directors and officers	95,613	2,824,852	0
Convertible debenture interest paid to directors and officers	27,230	41,504	0
Rents paid to significant shareholder	0	93,000	0
Transactions with related parties	$ 14,332,093	$ 4,171,839	$ 250,261